N-2 - USD ($)	Aug. 11, 2022	Aug. 10, 2022	Jun. 30, 2022
Cover [Abstract]
Entity Central Index Key	0001396440
Document Type	424B2
Entity Registrant Name	Main Street Capital Corporation
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses:
Sales load (as a percentage of offering price)	4.00	%(1)
Offering expenses (as a percentage of offering price)	0.40	%(2)
Dividend reinvestment and direct stock purchase plan expenses	—	%(3)
Total stockholder transaction expenses (as a percentage of offering price)	4.40%
Annual Expenses of the Company (as a percentage of net assets attributable to common stock):
Operating expenses	3.38	%(4)
Interest payments on borrowed funds	3.73	%(5)
Income tax expense	1.76	%(6)
Acquired fund fees and expenses	0.30	%(7)
Total annual expenses	9.17%
(1)	Represents the underwriting discount with respect to the shares sold by us in this offering.
(2)	The percentage reflects estimated offering expenses payable by us of approximately $0.2 million for the estimated duration of this offering. If the underwriters exercise their option to purchase additional shares in full, the offering expenses borne by us (as a percentage of the offering price) will be approximately 0.35%.
(3)	The expenses of administering our dividend reinvestment and direct stock purchase plan are included in operating expenses. Additional costs may be charged to participants in the direct stock purchase feature of the plan for certain types of transactions.

Sales Load [Percent]	4.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.40%
Annual Expenses [Table Text Block]

Stockholder Transaction Expenses:
Sales load (as a percentage of offering price)	4.00	%(1)
Offering expenses (as a percentage of offering price)	0.40	%(2)
Dividend reinvestment and direct stock purchase plan expenses	—	%(3)
Total stockholder transaction expenses (as a percentage of offering price)	4.40%
Annual Expenses of the Company (as a percentage of net assets attributable to common stock):
Operating expenses	3.38	%(4)
Interest payments on borrowed funds	3.73	%(5)
Income tax expense	1.76	%(6)
Acquired fund fees and expenses	0.30	%(7)
Total annual expenses	9.17%
(4)	Operating expenses in this table represent our estimated expenses.
(5)	Interest payments on borrowed funds represent our estimated annual interest payments on borrowed funds based on current debt levels as adjusted for projected increases (but not decreases) in debt levels over the next twelve months.
(6)	Income tax expense relates to the accrual of (a) deferred tax provision (benefit) primarily related to loss carryforwards, timing differences in net unrealized appreciation or depreciation and other temporary book tax differences from our portfolio investments held in Taxable Subsidiaries and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Due to the variable nature of deferred tax expense, which can be a large portion of the income tax expense, and the difficulty in providing an estimate for future periods, this income tax expense estimate is based upon the actual amount of income tax expense for the year ended December 31, 2021.
(7)	Acquired fund fees and expenses represent the estimated indirect expense incurred due to investments in other investment companies and private funds.

Interest Expenses on Borrowings [Percent]	3.73%
Acquired Fund Fees and Expenses [Percent]	0.30%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	3.38%
Other Annual Expense 2 [Percent]	1.76%
Total Annual Expenses [Percent]	9.17%
Expense Example [Table Text Block]

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return	$134	$302	$457	$791

Expense Example, Year 01	$ 134
Expense Example, Years 1 to 3	302
Expense Example, Years 1 to 5	457
Expense Example, Years 1 to 10	$ 791
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that an investor in this offering will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “you,” “us” or “Main Street,” or that “we” will pay fees or expenses, stockholders will indirectly bear such fees or expenses as investors in us.

Other Transaction Fees, Note [Text Block]
(2)	The percentage reflects estimated offering expenses payable by us of approximately $0.2 million for the estimated duration of this offering. If the underwriters exercise their option to purchase additional shares in full, the offering expenses borne by us (as a percentage of the offering price) will be approximately 0.35%.

Acquired Fund Fees and Expenses, Note [Text Block]
(7)	Acquired fund fees and expenses represent the estimated indirect expense incurred due to investments in other investment companies and private funds.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Our principal investment objective is to maximize our portfolio’s total return by generating current income from our debt investments and current income and capital appreciation from our equity and equity-related investments, including warrants, convertible securities and other rights to acquire equity securities in a portfolio company. We seek to achieve our investment objective through our LMM, Private Loan and Middle Market investment strategies.

Our LMM investment strategy involves investments in companies that generally have annual revenues between $10 million and $150 million and our LMM portfolio investments generally range in size from $5 million to $75 million. Our Middle Market investment strategy involves investments in companies that are generally larger in size than our LMM companies, with annual revenues typically between $150 million and $1.5 billion, and our Middle Market investments generally range in size from $3 million to $25 million. Our private loan (“Private Loan”) investment strategy involves investments in companies that are consistent with the size of the companies in our LMM and Middle Market investment strategies, and our Private Loan investments generally range in size from $10 million to $75 million.

We seek to fill the financing gap for LMM businesses, which, historically, have had limited access to financing from commercial banks and other traditional sources. The underserved nature of the LMM creates the opportunity for us to meet the financing needs of LMM companies while also negotiating favorable transaction terms and equity participations. Our ability to invest across a company’s capital structure, from secured loans to equity securities, allows us to offer portfolio companies a comprehensive suite of financing options, or a “one stop” financing solution. Providing customized, “one stop” financing solutions is important to LMM portfolio companies. We generally seek to partner directly with entrepreneurs, management teams and business owners in making our investments. Our LMM portfolio debt investments are generally secured by a first lien on the assets of the portfolio company and typically have a term of between five and seven years from the original investment date.

Private Loan investments generally consist of loans that have been originated directly by us or through strategic relationships with other investment funds on a collaborative basis and are often referred to in the debt markets as “club deals.” Our Private Loan portfolio debt investments are generally secured by a first priority lien on the assets of the portfolio company and typically have a term of between three and seven years from the original investment date. We may also invest alongside the sponsor in the equity securities of our Private Loan portfolio companies.

Our Middle Market portfolio investments primarily consist of direct investments in or secondary purchases of interest-bearing syndicated loans or debt securities in privately held companies based in the United States that are generally larger in size than the companies included in our LMM portfolio. Our Middle Market portfolio debt investments are generally secured by a first priority lien on the assets of the portfolio company and typically have an expected duration of between three and seven years from the original investment date.

Our other portfolio (“Other Portfolio”) investments primarily consist of investments that are not consistent with the typical profiles for our LMM, Private Loan or Middle Market portfolio investments, including investments which may be managed by third parties. In our Other Portfolio, we may incur indirect fees and expenses in connection with investments managed by third parties, such as investments in other investment companies or private funds.

Subject to changes in our cash and overall liquidity, our Investment Portfolio (as defined below) may also include short-term portfolio investments that are atypical of our LMM, Private Loan and Middle Market portfolio investments in that they are intended to be a short-term deployment of capital. These assets are typically expected to be liquidated in one year or less and are not expected to be a significant portion of the overall Investment Portfolio.

Our external asset management business is conducted through the External Investment Manager. We have entered into an agreement with the External Investment Manager to share employees in connection with its asset management business generally, and specifically for its relationship with MSC Income Fund, Inc. (“MSC Income”) and its other clients. Through this agreement, we share employees with the External Investment Manager, including their related infrastructure, business relationships, management expertise and capital raising capabilities. The External Investment Manager earns management fees based on the assets of the funds and accounts under management and may earn incentive fees, or a carried interest, based on the performance of the funds and accounts managed.

Our portfolio investments are generally made through MSCC, the Taxable Subsidiaries and the Funds. MSCC, the Taxable Subsidiaries and the Funds share the same investment strategies and criteria, although they are subject to different regulatory regimes (see “Regulation” in our most recently filed Annual Report on Form 10-K, as well as in subsequent filings with the SEC, incorporated by reference herein). An investor’s return in MSCC will depend, in part, on the Taxable Subsidiaries’ and the Funds’ investment returns as they are wholly owned subsidiaries of MSCC.

The level of new portfolio investment activity will fluctuate from period to period based upon our view of the current economic fundamentals, our ability to identify new investment opportunities that meet our investment criteria, and our ability to consummate the identified opportunities. The level of new investment activity, and associated interest and fee income, will directly impact future investment income. In addition, the level of dividends paid by portfolio companies and the portion of our portfolio debt investments on non-accrual status will directly impact future investment income. While we intend to grow our portfolio and our investment income over the long term, our growth and our operating results may be more limited during depressed economic periods. However, we intend to appropriately manage our cost structure and liquidity position based on applicable economic conditions and our investment outlook. The level of realized gains or losses and unrealized appreciation or depreciation on our investments will also fluctuate depending upon portfolio activity, economic conditions and the performance of our individual portfolio companies. The changes in realized gains and losses and unrealized appreciation or depreciation could have a material impact on our operating results.

Because we are internally managed, we do not pay any external investment advisory fees, but instead directly incur the operating costs associated with employing investment and portfolio management professionals. We believe that our internally managed structure provides us with a better alignment of interests between our management team, our employees and our shareholders, and a beneficial operating expense structure when compared to other publicly traded and privately held investment firms which are externally managed. Our internally managed structure allows us the opportunity to leverage our non-interest operating expenses as we grow our Investment Portfolio and our External Investment Manager’s asset management business. The “Investment Portfolio,” as used herein, refers to all of our investments in LMM portfolio companies, Private Loan investments, investments in Middle Market portfolio companies, Other Portfolio investments and the investment in the External Investment Manager.

The External Investment Manager serves as the investment adviser and administrator to MSC Income pursuant to an Investment Advisory and Administrative Services Agreement entered into in October 2020 between the External Investment Manager and MSC Income (the “Advisory Agreement”). Under the Advisory Agreement, the External Investment Manager earns a 1.75% annual base management fee on MSC Income’s average total assets, an incentive fee equal to 20% of pre-investment fee net investment income above a specified investment return hurdle rate and a 20% incentive fee on cumulative net realized capital gains in exchange for providing advisory services to MSC Income.

Additionally, the External Investment Manager has entered into an Investment Management Agreement with MS Private Loan Fund I, LP, a private investment fund with a strategy to co-invest with Main Street in Private Loan portfolio investments (the “Private Loan Fund”), pursuant to which the External Investment Manager provides investment advisory and management services to the Private Loan Fund in exchange for an asset-based fee and certain incentive fees.

We have received an exemptive order from the SEC permitting co-investments among us, MSC Income and other funds and clients advised by the External Investment Manager in certain negotiated transactions where co-investing would otherwise be prohibited under the 1940 Act. We have made co-investments with, and in the future intend to continue to make co-investments with, MSC Income, the Private Loan Fund and other clients advised by the External Investment Manager, in accordance with the conditions of the order. The order requires, among other things, that we and the External Investment Manager consider whether each such investment opportunity is appropriate for us and the External Investment Manager’s advised clients, as applicable, and if it is appropriate, to propose an allocation of the investment opportunity between such parties. Because the External Investment Manager may receive performance-based fee compensation from funds and clients advised by the External Investment Manager, this may provide the Company and the External Investment Manager an incentive to allocate opportunities to other participating funds and clients instead of us. However, both we and the External Investment Manager have policies and procedures in place to manage this conflict, including oversight by the independent members of our Board of Directors. Additional information regarding the operation of the co-investment program is set forth in the order granting exemptive relief, which may be reviewed on the SEC’s website at www.sec.gov. In addition to the co-investment program described above, we also co-invest in syndicated deals and other transactions where price is the only negotiated point by us and our affiliates.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in our securities involves a number of significant risks. Before deciding whether to invest in our securities, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K, as well as in subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, together with other information in this prospectus supplement, the accompanying prospectus, the documents incorporated by reference, and any free writing prospectus that we may authorize for use in connection with this offering. The risks described in these documents are not the only ones we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us might also impair our operations and performance. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, our net asset value, the trading price of our common stock and the value of our other securities could decline, and you may lose all or part of your investment. Please also read carefully the section titled “Cautionary Statement Concerning Forward Looking Statements” in the accompanying prospectus.

Latest Share Price		$ 44.89
Latest NAV			$ 25.37